Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2020
Fair Value Measurements
Summary of assets and liabilities measured at fair value on a recurring basis

The following table sets forth by level within the fair value hierarchy, the Company’s assets and liabilities measured at fair value on a recurring basis (in thousands).

	Hierarchy	March 31,	December 31,
	Level	2020	2019
Liabilities
Accrued compensation for phantom shares	3	$1,853	$1,590
Derivative instruments:
Warrant liability - Notes 7 and 10	2	$18	$18

Summary of carrying amount and fair value of the debt

The carrying amount and fair value of the debt as of March 31, 2020 and December 31, 2019 are disclosed in the following table (in thousands):

	March 31, 2020		December 31, 2019
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Total current and non-current debt	$595,376	$539,631	$553,965	$471,890